Other receivables	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Other receivables
7.	Other receivables

Description	2018	2017
Judicial deposits	18,398	19,059
Advances to employees	1,026	2,204
Accounts receivable from non-controlling interest (a)	8,930	10,334
Advances to suppliers	3,258	2,933
Dividends receivable	3,938	1,265
Prepaid expenses	6,127	7,165
Other (b)	10,931	6,460

Total	52,608	49,420

Current	31,960	34,947
Non-current	20,648	14,473

(a)	Mainly relates to a receivable from Soma’s non-controlling shareholder, Corpus Saneamento e Obras Ltda.
(b)	Includes receivables from the sale of assets on the total amount of R$ 5,783 in 2018.